Note L - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Other Commitments [Table Text Block]
	2019	2018
Fixed rate	$660	$121
Variable rate	70,561	66,580
Standby letters of credit	3,957	4,325